Changes in significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Changes in significant accounting policies
Schedule of IFRS 16 impact on financial statements

January 1,
2019

Right-of-use asset	$156
Lease liability	(156)

January 1,
2019

Operating lease commitment as at December 31, 2018 as disclosed in the Company’s consolidated financial statements	$164
Discounting of lease payments	(8)
Lease liability recognized as at January 1, 2019	$156